VIA EDGAR

August 17, 2005

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	AllianceBernstein Ovation Advisor Variable Annuity
Variable Account A
American International Life Assurance Company of New York
File Nos. 333-67866 and 811-04865

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of prospectus and Statement of Additional Information for Variable Account A (the “Separate Account”) contains no changes from the form of prospectus and Statement of Additional Information for the Separate Account submitted in Post-Effective Amendment No. 5 under the Securities Act of 1933 and Amendment No. 66 under the Investment Company Act of 1940 to the Separate Account’s registration statement on Form N-4 filed with the Securities and Exchange Commission on August 12, 2005 via EDGAR.

Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6613.

Very truly yours,

/s/ Sarah Baldwin

Sarah Baldwin

Staff Counsel